ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Organization

Organization

Aspira Women’s Health Inc. (“Aspira” and its wholly-owned subsidiaries are collectively referred to as the “Company”) is incorporated in the state of Delaware, and is engaged in the business of developing and commercializing diagnostic tests for gynecologic disease. The Company currently markets and sells the following products and related services:

(1) the Ova1Plus workflow, which uses Ova1 as the primary test and Overa as a reflex for Ova1 intermediate range results. Ova1 is a qualitative serum test intended as an aid to further assess the likelihood of malignancy in women with an ovarian adnexal mass for which surgery is planned when the physician’s independent clinical and radiological evaluation does not indicate malignancy. Overa is a second-generation biomarker test intended to maintain Ova1’s high sensitivity while improving specificity. The Ova1 workflow leverages the strengths of Ova1’s (MIA) sensitivity and Overa’s (MIAG2G) specificity to reduce incorrectly elevated results; and

(2) OvaWatch, a Laboratory Developed Test (“LDT”) intended in the initial and periodic clinical assessment of malignancy risk in all women thought to have an indeterminate or benign adnexal mass.

Collectively, these tests are referred to and marketed as OvaSuite.

For the nine months ended September 30, 2024 and 2023, the Company’s product and related revenue was limited to the products described above, as well as residual revenue from Aspira GenetiX, which was discontinued in the third quarter of 2022. The Company’s products are distributed through its own national sales force, including field sales, inside sales and a contracted sales team, through its proprietary decentralized testing platform and cloud service marketed as Aspira Synergy, and through marketing and distribution agreements with BioReference Health, LLC and ARUP Laboratories.

Overa is currently not offered commercially except as a reflex test performed as part of the Ova1Plus workflow.

Organization and Basis of Presentation

Aspira Women’s Health Inc., formerly known as Vermillion, Inc. (“Aspira,” and together with its wholly-owned subsidiaries, the “Company”) is incorporated in the state of Delaware, and is engaged in the business of developing and commercializing diagnostic tests for gynecologic disease. The Company currently markets and sells the following products and related services: (1) the Ova1Plus workflow, which uses Ova1, a qualitative serum test intended as an aid to further assess the likelihood of malignancy in women with an ovarian adnexal mass for which surgery is planned when the physician’s independent clinical and radiological evaluation does not indicate malignancy, as the primary test and Overa, a second-generation biomarker test intended to maintain Ova1’s high sensitivity while improving specificity, as a reflex for Ova1 intermediate range results, leveraging the strengths of Ova1’s MIA sensitivity and Overa’s (MIA2G) specificity to reduce incorrectly elevated results; and (2) OvaWatch, an LDT intended to assist in the initial clinical assessment of malignancy risk in all women thought to have an indeterminate or benign adnexal mass. Overa is currently not offered except as a reflex test performed as part of the Ova1Plus workflow. Collectively, these tests are referred to and marketed as OvaSuite. For the year ended December 31, 2023, the Company’s product and related revenue was limited to these products, and Aspira GenetiX, which was discontinued in the third quarter of 2022. The Company’s products are distributed through its own national sales force, through its proprietary decentralized testing platform and cloud service marketed as Aspira Synergy, and through marketing and distribution agreements with BioReference Health, LLC and ARUP Laboratories.

Going Concern and Liquidity

Going Concern and Liquidity

The Company has incurred significant net losses and negative cash flows from operations since inception, and as a result has an accumulated deficit of approximately $530,009,000 and working capital deficit of approximately $1,353,000 as of September 30, 2024. For the nine months ended September 30, 2024, the Company incurred a net loss of $11,706,000 and used cash in operations of $11,092,000. The Company had a balance in cash and cash equivalents of $2,133,000 as of September 30, 2024. The Company also expects to continue to incur a net loss and negative cash flows from operations for the remainder of 2024. In order to fund operations, meet its capital requirements or satisfy the anticipated obligations as they become due, the Company expects to take further action to protect its liquidity position, which include, but are not limited to:

●	Raising capital through equity or debt offerings either in the public markets or via private placement offering; to the extent that the Company raises additional funds by issuing equity securities, the Company’s stockholders may experience significant dilution. However, no assurance can be given that capital will be available on acceptable terms, or at all;

●	Securing debt, however, no assurance can be given that debt will be available on acceptable terms or at all;

●	Reducing executive bonuses or replacing cash compensation with equity grants;

●	Reducing professional services and consulting fees and eliminating non-critical projects;

●	Reducing travel and entertainment expenses; and

●	Reducing eliminating or deferring discretionary marketing programs.

The Company also has outstanding warrants to purchase shares of its common stock (the “Common Stock”) that may be exercised although there can be no assurance that the warrants will be exercised.

There can be no assurance that the Company will achieve or sustain profitability or positive cash flow from operations. Management expects cash from product sales and licensing to be the Company’s only material, recurring source of cash in 2024. Given the above conditions, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date these consolidated interim financial statements are filed. The unaudited condensed consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that might result from these uncertainties.

On July 1, 2024, the Company received a deficiency letter from the Nasdaq Stock Market, LLC (“Nasdaq”) notifying the Company that, for the 30 consecutive business days prior to the date of the deficiency letter, the Company’s Market Value of Listed Securities was below the minimum of $35 million market cap requirement for continued inclusion on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(2) (the “MVLS Requirement”). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), Nasdaq has provided the Company with 180 calendar days, or until December 30, 2024, to regain compliance with the MVLS Requirement. In the event the Company does not regain compliance prior to the December 30, 2024, the Company will receive written notification that its securities are subject to delisting, at which point the Company may appeal the delisting determination. The Company is evaluating potential actions to regain compliance with the MVLS Requirement and is actively monitoring the market value of its listed securities. The Company may also, if appropriate, consider other options to regain compliance with Nasdaq’s continued listing standard. There is no assurance that the Company will be able to regain compliance by the December 30, 2024 deadline, and there is no assurance that the Company will otherwise maintain compliance with this or any of the other Nasdaq continued listing requirements.

On October 17, 2024, the Company received written notice from Nasdaq indicating that the bid price for the Company’s common stock, for the last 30 consecutive business days, had closed below the minimum $1.00 per share and, as a result, the Company is not in compliance with the $1.00 minimum bid price requirement for the continued listing on the Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(a)(2). In accordance with the Nasdaq Listing Rule 5810(c)(3)(A), the Company has a period of 180 calendar days, or until April 15, 2025, to regain compliance with the minimum bid price requirement. To regain compliance, the closing bid price of the Common Stock must meet or exceed $1.00 per share for a minimum of ten consecutive business days during this 180-day period. If the Company is not in compliance by April 15, 2025, the Company may qualify for a second 180 calendar day compliance period. If the Company does not qualify for, or fails to regain compliance during the second compliance period, or if it appears to Nasdaq that the Company will not be able to cure the deficiency, then Nasdaq will notify the Company of its determination to delist its Common Stock, at which point the Company would have an option to appeal the delisting determination to a Nasdaq hearings panel.

Going Concern

The Company has incurred significant net losses and negative cash flows from operations since inception, and as a result has an accumulated deficit of approximately $518.3 million and working capital of $0.2 million as of December 31, 2023. For the year ended December 31, 2023, the Company incurred a net loss of $16.7 million and used cash in operations of $15.9 million. The Company also expects to incur a net loss and negative cash flows from operations for 2024. In order to continue our operations as currently planned through 2024 and beyond, the Company will need to raise additional capital. The Company expects to take further action to protect its liquidity position. Such actions may include, but are not limited to:

●	Raising capital through an equity offering either in the public markets or via a private placement offering (to the extent that the Company raises additional funds by issuing equity securities, the Company’s stockholders may experience significant dilution. However, no assurance can be given that capital will be available on acceptable terms, or at all);

●	Securing debt, however, no assurance can be given that debt will be available on acceptable terms or at all;

●	Reducing executive bonuses or replacing cash compensation with equity grants;

●	Reducing professional services and consulting fees and eliminating non-critical projects;

●	Reducing travel and entertainment expenses; and

●	Reducing, eliminating or deferring discretionary marketing programs.

The Company also has outstanding warrants to purchase shares of its common stock that may be exercised; although there can be no assurance that the warrants will be exercised.

There can be no assurance that the Company will achieve or sustain profitability or positive cash flow from operations. Management expects cash from product sales and licensing to be the Company’s only material, recurring source of cash in 2024. Given the above conditions, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date these financial statements are filed. The consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that might result from these uncertainties.

On June 1, 2022, the Company received a deficiency letter from the Listing Qualifications Department of The Nasdaq Stock Market stating that, for the preceding 30 consecutive business days, the closing bid price for Aspira common stock was below the minimum $1.00 per share requirement for continued inclusion on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2). On November 29, 2022, the Company was granted an additional 180-calendar day compliance period, or until May 29, 2023, to regain compliance with the minimum bid price requirement. On May 26, 2023, the Company received notice from Nasdaq that it had regained compliance.

On July 11, 2023, the Company received a second deficiency letter from the Listing Qualifications Department of the Nasdaq Stock Market notifying the Company that, for the 30 consecutive business days prior to the date of the deficiency letter, the Company’s Market Value of Listed Securities was below the minimum of $35 million requirement for continued inclusion on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(2) (the “MVLS Requirement”). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), Nasdaq provided the Company with 180 calendar days, or until January 8, 2024, to regain compliance with the MVLS Requirement. On September 12, 2023, the Company received notice from Nasdaq that it had regained compliance. There is no assurance that the Company will maintain compliance with the MVLS Requirement or any of the other Nasdaq continued listing requirements.

Basis of Consolidation		Basis of Consolidation The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions have been eliminated in consolidation.
Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in accordance with generally accepted accounting principles in the U.S. (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The primary estimates underlying the Company’s consolidated financial statements include assumptions regarding revenue recognition as well as variables used in calculating the fair value of the Company’s equity awards, warrants, income taxes and contingent liabilities. Changes in estimates and assumptions are reflected in reported results in the period in which they become known. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with maturities of three months or less from the date of purchase, which are readily convertible into known amounts of cash and are so near to their maturity that they present an insignificant risk of changes in value because of interest rate changes. Highly liquid investments that are considered cash equivalents include money market funds.

Restricted Cash		Restricted Cash Restricted cash consists of a security deposit for a credit card financing arrangement. The restriction on the cash will be removed when the Company closes its credit card account.
Fair Value Measurement

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value and Measurements (“ASC 820”), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

If a financial instrument uses inputs that fall in different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation.

Financial instruments of the Company consist primarily of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, debt and warrant liability. Cash and cash equivalents, restricted cash, accounts receivable, and accounts payable are considered Level 1 due to their short-term nature and their market interest rates. Warrant liability is considered Level 2 and is recorded at fair value at the end of each reporting period. Debt is considered Level 3, which the Company does not record at fair value.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalents in recognized financial institutions in the United States. The funds are insured by the FDIC up to a maximum of $250,000 but are otherwise unprotected. The Company has not experienced any losses associated with deposits of cash and cash equivalents. The Company does not invest in derivative instruments or engage in hedging activities.

Accounts Receivable

Accounts Receivable

Virtually all accounts receivable are derived from sales made to customers located in North America. The Company grants credit to customers in the normal course of business and the resulting trade receivables are stated at their net realizable value. The Company maintains an allowance for credit losses based upon the expected collectability of accounts receivable, such as the historical collection cycle. Amounts are written off against the allowances for credit losses when the Company determines that a customer account is not collectable. We believe our exposure to concentrations of credit risk is limited due to the diversity of our payer base.

Inventory

Inventory

The Company has inventory consisting primarily of kit inventory for specimen delivery as well as reagents used for specimen testing and miscellaneous inventory such as pipettes, gloves and other non-reagent items.

At each reporting period the Company reviews its inventories for obsolescence and writes down obsolete or otherwise unmarketable inventory to its estimated net realized value, which is primarily related to kit inventory when kits expire. Inventory is valued at cost using the first-in-first-out method.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation and amortization. Property and equipment are depreciated when placed into service using the straight-line method over the estimated useful lives, generally three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the asset or the remaining term of the lease. Maintenance and repairs are charged to operations as incurred. Upon sale or retirement of assets, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations.

Property and equipment are reviewed for impairment when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. If property and equipment are considered to be impaired, an impairment loss is recognized.

Revenue Recognition

Revenue Recognition

Product Revenue – OvaSuite: The Company recognizes product revenue in accordance with the provisions of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). Product revenue is recognized upon completion of the OvaSuite test and delivery of results to the physician based on estimates of amounts that will ultimately be realized. In determining the amount of revenue to be recognized for a delivered test result, the Company considers factors such as payment history and amount, payer coverage, whether there is a reimbursement contract between the payer and the Company, and any developments or changes that could impact reimbursement. These estimates require significant judgment by management as the collection cycle on some accounts can be as long as one year. The effect of any change made to an estimated input component and, therefore revenue recognized, would be recorded as a change in estimate at the time of the change.

The Company also reviews its patient account population and determines an appropriate distribution of patient accounts by payer (i.e., Medicare, patient pay, other third-party payer, etc.) into portfolios with similar collection experience. The Company has elected this practical expedient that, when evaluated for collectability, results in a materially consistent revenue amount for such portfolios as if each patient account were evaluated on an individual contract basis. During the three and nine months ended September 30, 2024, there were $11,000 and $17,000, respectively, of adjustments to estimates of variable consideration to derecognize revenue for services provided in a prior period. There were no impairment losses on accounts receivable recorded during the three and nine months ended September 30, 2024.

The Company has discontinued providing Aspira GenetiX, including genetics carrier screening, on the Aspira Synergy platform, effective September 30, 2022.

Accounts Receivable: Virtually all accounts receivable are derived from sales made to customers located in North America. The Company grants credit to customers in the normal course of business and the resulting trade receivables are stated at their net realizable value. The Company maintains an allowance for credit losses based upon the expected collectability of accounts receivable, including the historical collection cycle. Amounts are written off against the allowances for credit losses when the Company determines that a customer account is not collectable. The Company believes its exposure to concentrations of credit risk is limited due to the diversity of its payer base.

Revenue Recognition

Product Revenue – OvaSuite: The Company recognizes product revenue in accordance with the provisions of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Product revenue is recognized upon completion of the OvaSuite test and delivery of results to the physician based on estimates of amounts that will ultimately be realized. In determining the amount of revenue to be recognized for a delivered test result, the Company considers factors such as payment history and amount, payer coverage, whether there is a reimbursement contract between the payer and the Company, and any developments or changes that could impact reimbursement. These estimates require significant judgment by management as the collection cycle on some accounts can be as long as one year. The effect of any change made to an estimated input component and, therefore revenue recognized, would be recorded as a change in estimate at the time of the change.

The Company also reviews its patient account population and determines an appropriate distribution of patient accounts by payer (i.e., Medicare, patient pay, other third-party payer, etc.) into portfolios with similar collection experience. The Company has elected this practical expedient that, when evaluated for collectability, results in a materially consistent revenue amount for such portfolios as if each patient account were evaluated on an individual contract basis. During the years ended December 31, 2023 and 2022, there were no material adjustments to estimates of variable consideration to derecognize revenue for services provided in a prior period. There were no impairment losses on accounts receivable recorded during the years ended December 31, 2023 and 2022.

Genetics Revenue – Aspira GenetiX: Under ASC 606, the Company’s genetics revenue was recognized upon completion of the Aspira GenetiX test and delivery of results to the physician based on estimates of amounts that would ultimately be realized. In determining the amount of revenue to be recognized for a delivered test result, the Company considered factors such as payment history and amount, payer coverage, whether there was a reimbursement contract between the payer and the Company, and any developments or changes that could impact reimbursement. These estimates required significant judgment by management as the Company has limited experience with such factors relating to Aspira GenetiX.

In September 2022, the Company received a notice of cancellation from its only Aspira Synergy genetics carrier screening customer, Axia Women’s Health. As a result of this cancellation, along with the general deterioration of commercial opportunities in the genetics carrier screening market, has led the Company to cease providing Aspira GenetiX, including genetics carrier screening, on the Aspira Synergy platform, effective as of September 30, 2022. The Company did not incur any termination penalties nor did the Company accrue any expenses as a result of the cancellation. This did not have a material impact on Company revenues in 2022 or 2023, nor does management expect it to have a material impact in any future periods.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. Research and development costs consist primarily of payroll and related costs, materials and supplies used in the development of new products, and fees paid to third parties that conduct certain research and development activities on behalf of the Company. In addition, acquisitions of assets to be consumed in research and development, with no alternative future use, are expensed as incurred as research and development costs. Software development costs incurred in the research and development of new products are expensed as incurred until technological feasibility is established.

Patent Costs

Patent Costs

Costs incurred in filing, prosecuting and maintaining patents (principally legal fees) are expensed as incurred and recorded within general and administrative expenses on the Consolidated Statements of Operations. Such costs aggregated to approximately $341,000 and $410,000 for the years ended December 31, 2023 and 2022, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company records the fair value of non-cash stock-based compensation costs for stock options related to the 2019 Stock Incentive Plan (“2019 Plan”). The Company estimates the fair value of stock options using a Black-Scholes option valuation model. This model requires the input of subjective assumptions including expected stock price volatility, expected life and estimated forfeitures of each award. These assumptions consist of estimates of future market conditions, which are inherently uncertain, and therefore are subject to management’s judgment. The Company uses the straight-line method to amortize the fair value over the requisite service period of the award, which is generally equal to the vesting period.

The expected life of options is based on historical data of actual experience with the options granted and represents the period of time that the options granted are expected to be outstanding. This data includes employees’ expected exercise and post-vesting employment termination behaviors. The expected stock price volatility is estimated using Company historical volatility in deriving the expected volatility assumption. The Company made an assessment that Company historic volatility is most representative of future stock price trends. The expected dividend yield is based on the estimated annual dividends that are expected to be paid over the expected life of the options as a percentage of the market value of the Company’s common stock as of the grant date. The risk-free interest rate for the expected life of the options granted is based on the United States Treasury yield curve in effect as of the grant date. The Company records stock-based compensation net of estimated forfeitures.

2023 Reverse Stock Split

2023 Reverse Stock Split

At the Company’s annual meeting on May 9, 2023, the stockholders of the Company approved the proposal to authorize the Board of Directors in its discretion, without further authorization of the Company’s stockholders, to amend the Company’s Certificate of Incorporation to effect a reverse split of the Company’s common stock by a ratio of between one-for-ten and one-for-twenty. On May 9, 2023, the Company’s board of directors approved a one-for-fifteen reverse stock split of the Company’s common stock without any change to its par value, which became effective on May 12, 2023. All references to share and per share amounts for all periods presented in these consolidated financial statements have been retrospectively restated to reflect the Reverse Stock Split and proportional adjustment of the preferred stock conversion ratio. Par values were not adjusted.

Government Assistance

Government Assistance

On March 27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). One provision within the CARES Act provided an Employee Retention Credit (“ERC”), which allows for employers to claim a refundable tax credit against the employer share of Social Security tax equal to 50% of the qualified wages paid to employees from March 13, 2020 through December 31, 2020. The ERC was subsequently expanded in 2021 for employers to claim a refundable tax credit for 70% of the qualified wages paid to employees from January 1, 2021 through September 30, 2021.

The Company qualified for federal government assistance through the ERC. In August 2023, we received approximately $347,000 from the Internal Revenue Service for payroll tax refunds for 2020. The Company recorded the receipt as other income in its consolidated statements of operations.

Contingencies

Contingencies

The Company accounts for contingencies in accordance with ASC 450 Contingencies (“ASC 450”) which requires that an estimated loss from a loss contingency be accrued when (i) information available prior to issuance of the financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and (ii) when the amount of the loss can be reasonably estimated. Accounting for contingencies such as legal and contract dispute matters requires the use of management’s judgment. Management believes that the Company’s accruals for these matters are adequate. Nevertheless, the actual loss from a loss contingency might differ from management’s estimates.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and the tax bases of assets and liabilities using the current tax laws and rates. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts more likely than not expected to be realized.

ASC Topic 740, Accounting for Uncertainty in Income Taxes, clarifies the accounting for uncertainty in income taxes recognized in the financial statements and provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. This interpretation also provides guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, and disclosure.

The Company recognizes interest and penalties related to unrecognized tax benefits within the interest expense line and other expense line, respectively, in the Consolidated Statements of Operations. Accrued interest and penalties are included within the related liability lines in the Consolidated Balance Sheets.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding during the period. Diluted loss per share is computed by dividing the net loss by the weighted average number of shares of common stock adjusted for the dilutive effect of common stock equivalent shares outstanding during the period. Common stock equivalents consist of stock options, restricted stock units and stock warrants. Common equivalent shares are excluded from the computation in periods in which they have an anti-dilutive effect on earnings per share.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued liabilities, warrants and debt. The estimated fair value of financial instruments has been determined using available market information or other appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop estimates of fair value; therefore, the estimates are not necessarily indicative of the amounts that could be realized or would be paid in a current market exchange. The effect of using different market assumptions and/or estimation methodologies may be material to the estimated fair value amounts. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities are at cost, which approximates fair value due to the short maturity of those instruments. The carrying amount of restricted cash represents a long-term security deposit for a financial arrangement that is at cost. The carrying value of warrants is their fair value at the end of the period. The carrying value of debt approximates fair value due to its interest rate approximating market rates of interest available to the Company for similar instruments.

Leases

Leases

The Company determines if a contract, at its inception, is a lease or contains a lease based on whether the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. To determine whether a contract conveys the right to control the use of an identified asset for a period of time, the Company assesses whether, throughout the period of use, it has both the right to obtain substantially all of the economic benefits from use of the identified asset, and the right to direct the use of the identified asset.

Lease classification, recognition, and measurement are then determined at the lease commencement date. For arrangements that contain a lease the Company (i) identifies lease and non-lease components, (ii) determines the consideration in the contract, (iii) determines whether the lease is an operating or financing lease; and (iv) recognizes lease right-of-use assets and liabilities. Lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected lease term. The interest rate implicit in lease contracts is typically not readily determinable and as such, the Company uses an incremental borrowing rate based on the information available at the lease commencement date, which represents a rate that would be incurred to borrow, on a collateralized basis, over a similar term, an amount equal to the lease payments in a similar economic environment.

The Company enters into contracts that contain both lease and non-lease components. Non-lease components may include items such as maintenance, utilities, or other operating costs. For leases of real estate, the Company combines the lease and associated non-lease components in its lease arrangements as a single lease component. Variable costs, such as utilities or maintenance costs, are not included in the measurement of right-of-use assets and lease liabilities, but rather are expensed when the event determining the amount of variable consideration to be paid occurs.

Additionally, the Company has elected the short-term lease exemption and, therefore, does not recognize a right-of-use asset or corresponding liability for lease arrangements with an original term of 12 months or less.

Operating leases are included in right-of-use operating assets, current lease liabilities, and noncurrent lease liabilities in the consolidated balance sheet as of December 31, 2023 and 2022.

Segment Reporting

Segment Reporting

The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer. The CODM evaluates the business on a consolidated basis and therefore, the Company operates one operating and reportable segment.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management of the Company, all adjustments, consisting of normal recurring adjustments necessary for the fair statement of results for the periods presented, have been included. The results of operations of any interim period are not necessarily indicative of the results of operations for the full year or any other interim period.

The unaudited condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the unaudited condensed consolidated financial statements have read or have access to the audited consolidated financial statements for the preceding fiscal year. The consolidated balance sheet at December 31, 2023 included in this report has been derived from the audited consolidated financial statements at that date, but does not include all the information and notes required by GAAP. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K, filed with the SEC on April 1, 2024.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimated results.

Significant Accounting Policies

Common Stock Warrants

Common Stock Warrants

The Company accounts for common stock warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants and applicable authoritative guidance in Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815-40, Contracts in Entity’s Own Equity (“ASC 815-40”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815-40, including whether the warrants are indexed to the Company’s own stock and whether the events where holders of the warrants could potentially require net cash settlement are within the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance. Warrants that meet all of the criteria for equity classification are recorded as a component of additional paid-in capital at the time of issuance and are not remeasured. Warrants that do not meet the required criteria for equity classification are classified as liabilities. The Company adjusts such warrants to fair value at each reporting period until the warrants are exercised or expire. Any change in fair value is recognized in the Company’s statement of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). This update was issued to assist in simplifying the accounting for convertible instruments. This ASU is scheduled to be effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company adopted the new standard on January 1, 2024. The adoption of this standard did not have a material impact on its consolidated results of operations, financial position, or cash flows.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”) to clarify guidance in Topic 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and also requires specific disclosures related to an equity security. ASU 2022-03 is scheduled to be effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. The Company does not expect a material impact as a result of this standard on its results of operations, financial position, or cash flows.

In October 2023, the FASB issued ASU No. 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). The amendments in this ASU are expected to clarify or improve disclosure and presentation requirements of a variety of ASC topics by aligning them with the SEC’s regulations. ASU 2023-06 will become effective for each amendment on the effective date of the SEC’s corresponding disclosure rule changes. The Company does not expect ASU 2023-06 will have a material impact on its results of operations, financial position, or cash flows.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”) to update reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. This ASU requires disclosure of significant segment expenses that are regularly provided to the Company’s Chief Operating Decision Maker (“CODM”) and included within the reported measure of a segment’s profit or loss, requires interim disclosures about a reportable segment’s profit or loss and assets that are currently required annually, requires disclosure of the position and title of the CODM, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, and contains other disclosure requirements. ASU 2023-07 is scheduled to be effective for fiscal years beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The adoption of this standard is not expected to have a material impact on its consolidated results of operations, financial position, or cash flows.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (“ASU 2024-03”) to improve the disclosures around expenses. The update requires more detailed information about purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense line items. ASU 2024-03 is scheduled to be effective for fiscal years beginning after December 15, 2026. The Company is evaluating whether the adoption of this standard will have a material impact on its consolidated results of operations, financial position or cash flows.